As filed with the Securities and Exchange Commission on May 19, 2011

Securities Act File (No. 333-153445)

Investment Company Act File (No. 811-22235)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES	|X|
ACT OF 1933
Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 22	|X|
and/or
REGISTRATION STATEMENT UNDER THE	|X|
INVESTMENT COMPANY ACT OF 1940
Amendment No. 24	|X|

(Check appropriate box or boxes)

AQR Funds

(Exact Name of Registrant Specified in Charter)

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (203) 742-3600

Bradley D. Asness, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

With copies to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

|X|	immediately upon filing pursuant to paragraph (b)
| |	on (date) pursuant to paragraph (b)
| |	60 days after filing pursuant to paragraph (a)(1)
| |	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
| |	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

| | This	post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 19th day of May, 2011.

AQR Funds

By	/S/ MARCO HANIG
Marco Hanig President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	/S/ MARCO HANIG	Marco Hanig	May 19, 2011
	(Marco Hanig)	President (Principal Executive Officer)

	/S/ NIR MESSAFI	Nir Messafi	May 19, 2011
	Nir Messafi	Chief Financial Officer (Principal Financial Officer)

	*	David Kabiller
	David Kabiller	Trustee

	*	Timothy K. Armour
	(Timothy K. Armour)	Trustee

	*	Steven Grenadier
	(Steven Grenadier)	Trustee

	*	L. Joe Moravy
	(L. Joe Moravy)	Trustee

*By:	/S/ MARCO HANIG		May 19, 2011
Marco Hanig Attorney-in-fact for each Trustee

AQR Managed Futures Strategy Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Managed Futures Strategy Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 19th day of May 2011.

AQR Managed Futures Strategy Offshore Fund Ltd.

By:	/S/ MARCO HANIG
Marco Hanig
Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Managed Futures Strategy Offshore Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ MARCO HANIG	Director of AQR Managed Futures	May 19, 2011
Marco Hanig	Strategy Offshore Fund Ltd.

/s/ NIR MESSAFI	Director of AQR Managed Futures	May 19, 2011
Nir Messafi	Strategy Offshore Fund Ltd.

AQR Risk Parity Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Risk Parity Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 19th day of May 2011.

AQR Risk Parity Offshore Fund Ltd.

By:	/s/ MARCO HANIG
Marco Hanig
Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Risk Parity Offshore Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ MARCO HANIG	Director of AQR Risk Parity	May 19, 2011
Marco Hanig	Offshore Fund Ltd.

/s/ NIR MESSAFI	Director of AQR Risk Parity	May 19, 2011
Nir Messafi	Offshore Fund Ltd.

EXHIBIT INDEX

Item Number	Item

Exhibit EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase